Related Party Balances and Transactions - Summary of Related Party Transactions (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
CMAB Bipharma Suzhou Inc [Member] | Receipt of Contract Research Organizations [Member]
Related Party Transaction [Line Items]
Research and development expenses recognized	¥ 681	$ 104		¥ 2,786
Jiangsu Taslydiyi Pharmaceutical Co Ltd [Member] | Receipt of Contract Research Organizations [Member]
Related Party Transaction [Line Items]
Research and development expenses recognized	¥ 2,395	$ 367
Tasly Pharmaceutical Group Co Ltd [Member] | Receipt of Contract Research Organizations [Member]
Related Party Transaction [Line Items]
Research and development expenses recognized			¥ 5,590
Everest [Member]
Related Party Transaction [Line Items]
Receipt of research and development funding			¥ 53,148	¥ 178,715